Financial Instruments - Summary of Assets and Liabilities Denominated in Foreign Currencies (Detail) $ in Thousands	Jun. 30, 2026 USD ($)
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Liabilities	$ 1,658